U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:
     Goldman Sachs Trust
     4900 Sears Tower
     Chicago, Illinois 60606


2. Name of each series or class of funds for which this notice is filed:
     GS Adjustable Rate Government Agency Fund
     GS Short-Term Government Agency Fund
     GS Short Duration Tax-Free Fund
     GS Core Fixed Income Fund
     GS Government Agency Portfolio (For Financial Institutions)
     Goldman Sachs Government Income Fund
     Goldman Sachs Global Income Fund
     Goldman Sachs Municipal Income Fund
     Goldman Sachs California Municipal Income Fund
     Goldman Sachs New York Municipal Income Fund
     Goldman Sachs Adjustable Rate Mortgage Fund


3.   Investment Company Act File Number:  811-5349


4.   Last day of fiscal year for which this notice is filed:
     October 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                   [   ]



6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):
     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     N/A


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     Shares- 228,003,786      Dollars $2,322,782,378


9. Number and aggregate sale price of securities sold during the fiscal year:

     Fund                               Dollars        Shares
     ----                               -------        ------
     GS Adjustable Rate Government
      Agency Fund                      $515,693,152    52,833,457
     GS Short-Term Government Agency
      Fund                               54,027,466     5,588,208
     GS Short Duration Tax-Free Fund     38,342,054     3,924,324
     GS Core Fixed Income Fund           32,489,039     3,307,992
     GS Government Agency Portfolio
      (For Financial Institutions)          514,996        52,780
     Goldman Sachs Government Income
      Fund                               17,242,277     1,219,160
     Goldman Sachs Global Income Fund 66,448,616 4,758,094 Goldman Sachs Municipal Income
      Fund                               13,739,996       990,214
     Goldman Sachs California Muncipal
      Income Fund                           562,136        44,274
     Goldman Sachs New York Municipal
      Income Fund                         2,260,625       162,832
     Goldman Sachs Adjustable Rate
      Mortgage Fund                       6,669,597     1,369,215
     Total                              747,989,954    74,250,550

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule
     24f-2:

     Fund                               Dollars        Shares
     ----                               -------        ------

     GS Adjustable Rate Government
      Agency Fund                      $515,693,152    52,833,457
     GS Short-Term Government Agency
      Fund                               54,027,466     5,588,208
     GS Short Duration Tax-Free Fund     38,342,054     3,924,324
     GS Core Fixed Income Fund           32,489,039     3,307,992
     GS Government Agency Portfolio
      (For Financial Institutions)          514,996        52,780
     Goldman Sachs Government Income
      Fund                               17,242,277     1,219,160
     Goldman Sachs Global Income Fund 66,448,616 4,758,094 Goldman Sachs Municipal Income
      Fund                               13,739,996       990,214
     Goldman Sachs California Muncipal
      Income Fund                           562,136        44,274
     Goldman Sachs New York Municipal
      Income Fund                         2,260,625       162,832
     Goldman Sachs Adjustable Rate
      Mortgage Fund                       6,669,597     1,369,215
     Total                              747,989,954    74,250,550

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
     ** Dollars and shares reinvested are included in securities sold above.


12.  Calculation of registration fee:
     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):  $747,989,954
                                                  ----------------
     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):    N/A **
                                                  ---------------
    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                        $747,989,954***
                                                  ----------------
     ***We have only reported the amount of redemptions equal to aggregate sales and DRIP shares that are reported in (i) above. For total redemptions see footnote **** below.

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):             N/A
                                                  ----------------

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line
          (iv) (if applicable):                   $0
                                                  ----------------


     (vi) Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                       x 1/2900
                                                  ----------------

    (vii) Fee due (line (i) or line (v)
          multiplied by line (vi)):               $0
                                                  ----------------

Instruction:   Issuers should complete lines (ii), (iii), (iv),
               and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
                See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CPR
     202.3a).

                                                            [  ]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

                                SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*
                              -----------------------------------
                              Scott M. Gilman, Treasurer
                              -----------------------------------

     Dated:  12/27/95
           ------------------------


     *Please print the name and title of the signing officer below the signature.

****                                    Price of       Number of
                                        Shares         Shares
                                        Redeemed or    Redeemed or
                                        Repurchased    Repurchased
Fund
                                        -----------    -----------

GS Adjustable Rate Government
   Agency Fund                        (  790,211,526) ( 81,125,615)
GS Short-Term Government Agency
   Fund                               (  145,988,674) ( 15,135,663)
Short Duration Tax-Free Fund          (   67,865,169) (  6,950,294)
GS Core Fixed Income Fund             (    4,073,379) (    411,156)
GS Government Agency Portfolio
   (For Financial Institutions)       (   65,190,154) (  6,676,288)
Goldman Sachs Government Income
   Fund                               (    3,546,816) (    253,583)
Goldman Sachs Global Income Fund      (  208,094,050) ( 15,079,626)
Goldman Sachs Municipal Income Fund   (   11,000,210) (    816,569)
Goldman Sachs California Municipal
   Income Fund                        (    8,529,822) (    669,211)
Goldman Sachs New York Muncipal
   Income Fund                        (    6,671,864) (    465,536)
Goldman Sachs Adjustable Rate
   Mortgage Fund                      (   24,420,460) (  5,043,506)
Total Redemptions                     (1,335,592,124) (132,627,047)

Pursuant to Rule 24e-2, the Registrant will file a Registration
Statement registering the net redemptions for the year equal to $587,602,170.